Right of use assets	12 Months Ended
Dec. 31, 2023
Right of use assets
Right Of Use Assets

7. Right of use assets

	December 31, 2023
	Cost	Accumulated	Right of
	Base	Amortization	Use
Aircraft	$1,847,617	$1,728,958	$118,659
Office Building	1,725,414	1,186,673	538,741
Printer	9,716	1,986	7,730
	3,582,747	2,917,617	665,130

	December 31, 2022
	Cost	Accumulated	Right of
	Base	Amortization	Use
Aircraft	$1,847,617	$1,407,743	$439,874
Office Building	1,725,414	915,773	809,641
Printer	9,716	139	9,577
	3,582,747	2,323,655	1,259,092

Subsequent Event

On March 22, 2024 the Company extended its Aircraft lease for three years, until March 28, 2027. The Aircraft Lease will be converted to a capital lease and the Company will own the aircraft at the end of the lease. Terms of the extension include a principle of US$1,210,000, an interest rate of 12%, and monthly payments of US$40,189. The Company has an early purchase option to acquire the aircraft on any of the following date, March 28, 2025, September 28, 2025, March 28, 2026 or September 28, 2026. The purchase price would be the amortized value of the lease liability, plus a four month interest penalty.